Related party transactions (Details)	12 Months Ended					1 Months Ended	12 Months Ended							12 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Nov. 30, 2011 Solar Silicon Valley USD ($)	Nov. 30, 2011 Solar Silicon Valley CNY	Jul. 31, 2006 Hebei Jinglong	Dec. 31, 2012 Hebei Jinglong CNY	Dec. 31, 2011 Hebei Jinglong CNY	Dec. 31, 2010 Hebei Jinglong CNY	Dec. 31, 2011 Hebei Jinglong and Solar Silicon Valley Solar Silicon Valley CNY	Dec. 31, 2010 Hebei Jinglong and Solar Silicon Valley Solar Silicon Valley CNY	Dec. 31, 2012 Jing Wei Electronics Co., Ltd CNY	Dec. 31, 2011 Jing Wei Electronics Co., Ltd CNY	Dec. 31, 2012 Other related parties CNY	Dec. 31, 2011 Other related parties CNY	Dec. 31, 2010 Other related parties CNY	Dec. 31, 2012 Subsidiaries of Hebei Jinglong CNY	Dec. 31, 2011 Subsidiaries of Hebei Jinglong CNY	Dec. 31, 2010 Subsidiaries of Hebei Jinglong CNY	Dec. 31, 2010 Ningjin Jinglong PV Investment Co., Ltd. Shanghai Jinglong Solar Technology Co., Ltd. CNY	Dec. 31, 2012 Solar Silicon Valley CNY	Dec. 31, 2010 Solar Silicon Valley CNY	Nov. 30, 2011 Solar Silicon Valley CNY	Dec. 31, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd. CNY	Dec. 31, 2011 Heibei Ningjin Songgong Semiconductor Co., Ltd. CNY	Dec. 31, 2010 Heibei Ningjin Songgong Semiconductor Co., Ltd. CNY	Mar. 08, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd.	Mar. 08, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd. M.SETEK	Mar. 08, 2012 Mr. Baofang Jin
Related party transactions
Amounts due to related parties-short term	205,639,000	162,589,000					32,101,000	73,097,000				67,227,000	47,754,000	58,230,000	37,344,000									48,081,000	4,294,000
Amounts due from related parties-short term							86,712,000	10,740,000						553,000	3,439,000									5,045,000	19,077,000
Receivables from related parties-short term														32,242,000	18,215,000
Amounts due from related parties-long term							21,252,000	38,333,000
Total amounts due from related parties	145,804,000	89,804,000
Percentage of ownership interest held by related party							29.50%
Initial term of long-term supply contract						4 years 6 months
Extended term of long-term supply contract									3 years
Purchase of silicon wafer supplies							191,339,000			1,506,609,000	1,629,433,000
Unused prepayment							107,964,000	49,073,000
Outsourcing processing service received							17,899,000		2,275,000												8,874,000	4,138,000
Outsourcing processing service provided	26,704,000	41,516,000	232,163,000											7,618,000	14,147,000		19,086,000	27,369,000	232,163,000
Rental expenses under operating lease agreements	23,357,000	14,992,000	17,786,000				12,000,000	12,000,000	12,180,000
Guarantees received by entity								170,000,000
Guarantees provided by entity								366,000,000
Accrued loss contingency related to guarantee							0
Percentage of ownership acquired																				100.00%			100.00%
Cash consideration on acquisition																				198,960,000
Consideration on acquisition				56,549,000	358,987,000																		358,987,000
Sales of products	243,220,000	67,790,000	160,164,000											3,204,000	45,897,000	140,670,000	172,623,000	8,858,000	19,494,000					67,393,000	13,035,000
Purchase of products	827,711,000	1,131,869,000	875,192,000											12,515,000		5,482,000	464,511,000	1,128,937,000	837,505,000					350,685,000	2,932,000	32,205,000
Purchase of equipment	2,481,000	460,000	10,000														2,481,000	460,000	10,000
Percentage owned by a few third party individuals																											2.30%
Percentage owned by related parties																													32.70%
Ownership percentage after settlement for outstanding prepayments																												65.00%